Schedule of deferred tax assets and liabilities (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Valuation allowance for credit losses		$ 434	$ 437
Net operating loss carry forwards		873,627	820,114
Lease liabilities		59,969	21,002
Less: valuation allowance	[1]	(875,138)	(821,521)
Total deferred tax assets, net		58,892	20,032
Right of use assets		(58,892)	(20,032)
Amortization of intangible assets		(22,032)	(81,079)
Total deferred tax liabilities		(80,924)	(101,111)
Deferred tax liabilities, net		$ (22,032)	$ (81,079)

[1]	The valuation allowance on all deferred tax assets increased by $53,617 from December 31, 2025 to June 30, 2026.